Details of Significant Accounts - Revenue, schedule of revenue recognized that was included in contract liability balance at beginning of the period (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Details of Significant Accounts [Abstract]
Revenue recognized that was included in the contract liability balance at the beginning of the period	$ 17,047	$ 13,440